Employee Benefits Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Employee contributions matched by employer (as a percent)	3.00%
Additional employee contributions matched by employer	50.00%
Additional employee contributions matched by employer (as a percent)	3.00%
Maximum employee contributions matched by employer (as a percent)	4.50%
Contribution 401(K) expense	$ 31,055	$ 31,986	$ 33,809
Contribution expense	$ 29,295	$ 22,023	$ 34,434